Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In June 2025, we adopted an equity granting policy (the “Grant Policy”) that establishes certain processes for granting stock options, restricted stock, RSUs and other equity-based awards to our executive officers, employees and other service providers. We did not grant stock options or any other option-like awards in 2025.
We currently exclusively grant RSUs. In line with the Grant Policy, we generally grant RSUs on a regularly-
scheduled basis to enhance the effectiveness of our internal control over our equity award grant process. We do not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In line with the Grant Policy, we generally grant RSUs on a regularly-
scheduled basis to enhance the effectiveness of our internal control over our equity award grant process. We do not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do
not grant awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false